Initial Public Offering (Details) - USD ($)		7 Months Ended	9 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Sep. 30, 2023	Aug. 22, 2023	Jun. 14, 2022
Initial Public Offering [Line Items]
Purchase shares issued			7,500,000
Purchase price per share (in Dollars per share)			$ 1
Generating gross proceeds (in Dollars)			$ 75,000,000
Number of shares issued per unit		1
Incurred offering costs (in Dollars)		$ 29,001	4,281,901	$ 4,281,901	$ 29,001
Deferred underwriting commissions (in Dollars)		$ 2,800,000	$ 2,625,000
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Purchase shares issued		8,000,000
Purchase price per share (in Dollars per share)		$ 10	$ 10
Underwriter overallotment option exercised		9,200,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Purchase shares issued	1,125,000
Deferred underwriting commissions (in Dollars)		$ 3,220,000	$ 3,018,750
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Purchase price per share (in Dollars per share)		$ 10		$ 10
Exercise price per share (in Dollars per share)		$ 11.5	$ 11.5
Number of shares issued per unit		1	1